CONTRACTUAL TRANSMISSION ASSETS - RBSE flow of receipts before and after the reprofiling, complementary recognition (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Jul. 31, 2022
Investments in subsidiaries, joint ventures and associates [abstract]
Estimated receipt of RAPs related to RBSE		R$ 13,885,243
Current contract assets from right to the consideration originated by the non-depreciated infrastructure of RBSE	R$ 36,041,147
Contractual transmission assets flow of receivable before	41,973,095
23-24
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	8,394,619
24-25
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	8,394,619
25-26
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	8,394,619
26-27
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	8,394,619
27-28
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	8,394,619
CGT Eletrosul
Investments in subsidiaries, joint ventures and associates [abstract]
Estimated receipt of RAPs related to RBSE		1,634,642
Contractual transmission assets flow of receivable before	2,399,610
CGT Eletrosul | 23-24
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	479,922
CGT Eletrosul | 24-25
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	479,922
CGT Eletrosul | 25-26
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	479,922
CGT Eletrosul | 26-27
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	479,922
CGT Eletrosul | 27-28
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	479,922
Chesf
Investments in subsidiaries, joint ventures and associates [abstract]
Estimated receipt of RAPs related to RBSE		4,230,451
Contractual transmission assets flow of receivable before	12,859,820
Chesf | 23-24
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	2,571,964
Chesf | 24-25
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	2,571,964
Chesf | 25-26
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	2,571,964
Chesf | 26-27
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	2,571,964
Chesf | 27-28
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	2,571,964
Eletronorte
Investments in subsidiaries, joint ventures and associates [abstract]
Estimated receipt of RAPs related to RBSE		2,580,273
Contractual transmission assets flow of receivable before	5,647,175
Eletronorte | 23-24
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,129,435
Eletronorte | 24-25
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,129,435
Eletronorte | 25-26
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,129,435
Eletronorte | 26-27
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,129,435
Eletronorte | 27-28
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,129,435
Furnas [Member]
Investments in subsidiaries, joint ventures and associates [abstract]
Estimated receipt of RAPs related to RBSE		R$ 5,439,877
Contractual transmission assets flow of receivable before	21,066,490
Furnas [Member] | 23-24
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	4,213,298
Furnas [Member] | 24-25
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	4,213,298
Furnas [Member] | 25-26
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	4,213,298
Furnas [Member] | 26-27
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	4,213,298
Furnas [Member] | 27-28
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	R$ 4,213,298